CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Time charter, voyage and port terminal revenues	$ 208,507	$ 190,734	$ 178,619
Sales of products	60,267	46,350	68,414
Time charter, voyage and port terminal expenses	(47,653)	(42,428)	(41,776)
Direct vessel expenses	(72,187)	(72,713)	(69,476)
Cost of products sold	(58,011)	(42,760)	(65,039)
Depreciation of vessels, port terminals and other fixed assets, net	(21,264)	(19,555)	(22,502)
Amortization of intangible assets	(3,822)	(3,799)	(4,438)
Amortization of deferred drydock and special survey costs	(5,838)	(3,392)	(1,332)
General and administrative expenses	(14,764)	(14,617)	(14,844)
Provision for losses on accounts receivable	(548)	(567)	(747)
Taxes other than income taxes	(9,275)	(7,912)	(8,212)
Gain on sale of assets	0	18	0
Loss on bond extinguishment	(27,281)	0	0
Interest expense and finance cost	(27,837)	(25,148)	(20,057)
Interest income	291	219	388
Foreign exchange differences, net	1,494	414	(279)
Other income, net	941	430	1,492
(Loss)/Income before income taxes and noncontrolling interest	(16,980)	5,274	211
Income tax benefit/(expense)	276	4,554	(35)
Net (loss)/income	(16,704)	9,828	176
Less: Net income attributable to the noncontrolling interest	0	(112)	(20)
Net (loss)/income attributable to Navios Logistics' stockholders	$ (16,704)	$ 9,716	$ 156
(Loss)/earnings per share attributable to Navios Logistics' stockholders, basic and diluted	$ (0.8352)	$ 0.4858	$ 0.0078
Weighted average number of shares, basic and diluted	20,000	20,000	20,000